Brown Capital Management Mutual Funds

The Brown Capital Management Mid Company Fund (Institutional Shares BCMIX)
 The Brown Capital Management Small Company Fund (Institutional Shares BCSSX)
 The Brown Capital Management International Equity Fund (Institutional Shares BCISX)
 The Brown Capital Management International Small Company Fund (Institutional Shares BCSFX)
(collectively, the “Funds”)

Supplement to the Prospectus dated July 29, 2015

Supplement dated May 23, 2016

Special Meeting of Shareholders

At a special meeting of the Board of Trustees (the “Board”) of the Brown Capital Management Mutual Funds (the “Trust”) held on April 11, 2016, the Trustees approved a new investment advisory agreement with Brown Capital Management, LLC and the Trust on behalf of each of the Funds, subject to shareholder approval. At the same meeting, the Board also approved certain revisions to the Funds’ fundamental investment restrictions, subject to shareholder approval. The new investment advisory agreement has been necessitated by a transaction that is expected to become effective on or about July 29, 2016 whereby the existing owners of BCM intend to transfer ownership of BCM to an employee stock ownership program (“ESOP”) (the “ESOP Transaction”). The ESOP Transaction will constitute an “assignment” that will operate to terminate the existing investment advisory agreement between the Trust and BCM with respect to the Funds.

You should note that the ESOP Transaction is not expected to result in any change in the way the Funds are managed or in the persons responsible for the management of the Funds. You should also note that the revisions to the Funds’ fundamental investment restrictions also are not expected to result in any changes in the way the Funds are managed.

A special meeting of shareholders to consider the approval of the new investment advisory agreement and the revisions to the fundamental investment restrictions is expected to occur on or about July 15, 2016.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

* * * * *

This supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. A Statement of Additional Information, dated July 29, 2015, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at 1-877-892-4BCM (1-877-892-4226).

Brown Capital Management Mutual Funds

The Brown Capital Management Mid Company Fund (Investor Shares BCMSX)
The Brown Capital Management Small Company Fund (Investor Shares BCSIX)
The Brown Capital Management International Equity Fund (Investor Shares BCIIX)
The Brown Capital Management International Small Company Fund (Investor Shares BCSVX)
(collectively, the “Funds”)

Supplement to the Prospectus dated July 29, 2015

Supplement dated May 23, 2016

Special Meeting of Shareholders

At a special meeting of the Board of Trustees (the “Board”) of the Brown Capital Management Mutual Funds (the “Trust”) held on April 11, 2016, the Trustees approved a new investment advisory agreement with Brown Capital Management, LLC and the Trust on behalf of each of the Funds, subject to shareholder approval. At the same meeting, the Board also approved certain revisions to the Funds’ fundamental investment restrictions, subject to shareholder approval. The new investment advisory agreement has been necessitated by a transaction that is expected to become effective on or about July 29, 2016 whereby the existing owners of BCM intend to transfer ownership of BCM to an employee stock ownership program (“ESOP”) (the “ESOP Transaction”). The ESOP Transaction will constitute an “assignment” that will operate to terminate the existing investment advisory agreement between the Trust and BCM with respect to the Funds.

You should note that the ESOP Transaction is not expected to result in any change in the way the Funds are managed or in the persons responsible for the management of the Funds. You should also note that the revisions to the Funds’ fundamental investment restrictions also are not expected to result in any changes in the way the Funds are managed.

A special meeting of shareholders to consider the approval of the new investment advisory agreement and the revisions to the fundamental investment restrictions is expected to occur on or about July 15, 2016.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

*  *  *  *  *

This supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. A Statement of Additional Information, dated July 29, 2015, has been filed with the Securities and Exchange Commission, and is incorporated herein by reference. You may obtain the Prospectus or Statement of Additional Information without charge by calling the Fund at 1-877-892-4BCM (1-877-892-4226).